Vessels, net, Vessel Disposal (Predecessor) (Details) - Robin Energy Ltd. Predecessor [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 01, 2023
Vessel Disposals [Abstract]
Gain on sale of vessels		$ 0	$ 8,226,258	$ 0
M/T Wonder Formosa [Member]
Vessel Disposals [Abstract]
Sales price					$ 18,000,000
Gain on sale of vessels	$ 8,200,000